FINANCIAL INSTRUMENTS - Summary of Derivatives (Details) oz in Thousands	12 Months Ended
	Dec. 31, 2020 oz	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Ounces of gold purchased for collars | oz	57
Collar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 0